COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Equity [Abstract]
Schedule of stock option

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance, June 30, 2016	11,465,000	$0.69
Granted	710,000	0.96
Exercised	-	-
Cancelled/expired	(150,000)	0.62
Balance, December 31, 2016	12,025,000	$0.71

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance, July 1, 2014	7,060,000	$0.19
Granted	7,320,000	0.76
Exercised	(6,250,000)	0.20
Cancelled/expired	(25,000)	0.30
Balance, June 30, 2015	8,105,000	0.69
Granted	5,875,000	0.62
Exercised	(1,415,000)	0.38
Cancelled/expired	(1,100,000)	0.75
Balance June 30, 2016	11,465,000	$0.69
Number of options currently exercisable	5,765,000	$0.75

Schedule of information and assumptions used to determine option costs

The following table summarizes the information and assumptions used to determine option costs for the six-month period ended December 31, 2016:

Fair value per option granted during the period (C$)	$0.50
Risk-free interest rate	0.75%
Expected dividend yield	0%
Expected stock price volatility (historical basis)	97.2%
Expected option life in years	2.15

The following table summarizes the information and assumptions used to determine option costs:

	Year ended June 30,
	2016	2015
Fair value per option granted during the period (C$)	$0.30	$0.42
Risk-free interest rate	0.75%	1.25%
Expected dividend yield	0%	0%
Expected stock price volatility (historical basis)	98.2%	105.6%
Expected option life in years	2.15	2.15

Schedule of information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2016:

Exercise price (C$)	Expiry date	Number outstanding	Aggregate Intrinsic Value (C$000s)	Number exercisable	Aggregate Intrinsic Value (C$000s)
$0.50	May 9, 2017	370,000	$93	370,000	$93
$0.62	January 19, 2021	5,425,000	705	2,712,500	353
$0.65	May 20, 2017	50,000	5	50,000	5
$0.65	July 28, 2017	1,250,000	125	1,250,000	125
$0.76	September 2, 2017	500,000	-	500,000	-
$0.80	December 22, 2017	3,220,000	-	3,220,000	-
$0.94	April 28, 2018	500,000	-	500,000	-
$0.96	July 21, 2021	710,000	-	-	-
Balance December 31, 2016		12,025,000	$928	8,602,500	$576

The following table summarizes information about stock options outstanding at June 30, 2016:

Exercise price (C$)	Expiry date	Number outstanding	Aggregate Intrinsic Value (C$000s)	Number exercisable	Aggregate Intrinsic Value (C$000s)
$ 0.50	May 9, 2017	370,000	133	370,000	133
$ 0.62	January 19, 2021	5,575,000	1,338	-	-
$ 0.65	May 20, 2017	50,000	11	50,000	11
$ 0.65	July 28, 2017	1,250,000	263	1,250,000	263
$ 0.76	September 2, 2017	500,000	50	500,000	50
$ 0.80	December 22, 2017	3,220,000	193	3,220,000	193
$ 0.94	April 28, 2018	500,000	-	375,000	-
Balance June 30, 2016		11,465,000	$1,988	5,765,000	$650

Schedule of warrant transactions

Warrant transactions are summarized as follows:

	Warrants	Weighted average exercise price (C$)
Balance June 30, 2016	22,733,685	$0.74
Granted	-	-
Exercised	(3,447,137)	0.65
Expired	(4,114,353)	0.65
Balance, December 31, 2016	15,172,195	$0.79

Warrant transactions are summarized as follows:

	Warrants	Weighted average exercise price (C$)
Balance, July 1, 2014	1,064,140	$0.25
Granted:
Warrants: November financing	19,245,813	0.65
Warrants: March financing	2,914,000	1.00
Agents' warrants: November financing	205,304	0.55
Agents' warrants: November financing	205,304	0.65
Agents' warrants: March financing	182,910	0.85
Agents' advisory warrants*	750,000	0.55
Agents' sponsorship warrants**	250,000	0.60
ThyssenKrupp offtake agreement***	8,569,000	0.67
Exercised	(5,125,805)	0.35
Expired	-	-
Balance, June 30, 2015	28,260,666	0.73
Granted:
Lind Warrants	3,125,000	0.72
January Private Placement	9,074,835	0.75
Broker warrants: December Private Placement	75,450	0.75
Advisory Warrants*	750,000	0.65
Sponsorship warrants**	250,000	0.65
Exercised	(12,549,309)	0.65
Expired	(7,068,500)	0.67
Balance June 30, 2016	21,918,142	$0.75

*	Pursuant to a financial services advisory agreement with Mackie Research Capital Corporation (“MRCC”) the Company issued 500,000 advisory warrants on December 4, 2014 and 250,000 advisory warrants on January 14, 2015. Each advisory warrant entitled MRCC to purchase a unit of the Company at a price of C$0.55 each, on or before December 4, 2016. Each such unit consisted of one Common Share and one warrant exercisable at a price of C$0.65 per share until December 4, 2016. These units were exercised during the year ended June 30, 2016, resulting in the granting of these additional 750,000 warrants.
**	Pursuant to a sponsorship agreement between MRCC and the Company in connection with the Company's graduation to the Toronto Stock Exchange, the Company issued 250,000 sponsorship warrants on January 14, 2015, entitling MRCC to purchase units of the Company at C$0.60 per unit until January 14, 2017. Each such unit consisted of one Common Share and one warrant exercisable at C$0.65 per share until January 14, 2017. These units were exercised during the year ended June 30, 2016, resulting in the granting of these additional 250,000 warrants.
***	The Company entered into an offtake agreement with ThyssenKrupp Metallurgical Products GmbH (“ThyssenKrupp”) whereby ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties. The Agreement presupposes the Company obtaining project financing, obtaining all necessary approvals and constructing a mine at Elk Creek. Pursuant to the agreement, the Company granted ThyssenKrupp a non-transferable warrant to acquire 8,569,000 common shares of the Company at an exercise price of C$0.67 per common share, which expired on December 12, 2015.

Schedule of outstanding exercisable warrants

At December 31, 2016, the Company has outstanding exercisable warrants, as follows:

Number	Exercise Price (C$)	Expiry Date
182,910	$0.85	February 27, 2017
2,714,000	1.00	February 27, 2017
3,125,000	0.72	December 22, 2018
9,150,285	0.75	January 19, 2019
15,172,195

At June 30, 2016 the Company has outstanding exercisable warrants, as follows:

Number	Exercise Price (C$)	Expiry Date
6,745,947	$0.65	November 10, 2016
182,910	0.85	February 27, 2017
2,714,000	1.00	February 27, 2017
3,125,000	0.72	December 22, 2018
9,150,285	0.75	January 19, 2019
21,918,142